ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Assets and liabilities classified as held for sale
The table below summarizes the provisional acquisition-date carrying value of identifiable assets and liabilities assumed during the six months ended June 30, 2024 for Italpannelli.

Italpannelli
Current assets	79
Property, plant and equipment	36
Intangible assets	1
Total assets	116
Other liabilities	(26)
Total liabilities	(26)
Net assets acquired	90
Consideration paid, net of cash acquired	201
Goodwill	111